AdvisorDesigns Variable Annuity	Issued by:	First Security Benefit Life Insurance and Annuity Company of New York

Supplement Dated June 16, 2006,
To Current Prospectus Dated May 1, 2006

Effective June 16, 2006, the name of the Potomac Dynamic VP HY Bond subaccount will change to Direxion Dynamic VP HY Bond.

The list of Subaccounts on the cover page and under "The Separate Account and the Funds," page 5, is updated to read as follows:*

  AIM V.I. Capital Appreciation
  Direxion Dynamic VP HY Bond
  Federated Fund for U.S. Government Securities II
  Federated High Income Bond II
  Fidelity® VIP Contrafund®
  Fidelity® VIP Growth Opportunities
  Fidelity® VIP Index 500
  Fidelity® VIP Investment Grade Bond
  Neuberger Berman AMT Guardian
  Neuberger Berman AMT Partners
  PIMCO VIT Real Return
  PIMCO VIT Total Return
  RVT CLS AdvisorOne Amerigo
  RVT CLS AdvisorOne Clermont
  Rydex VT Banking
  Rydex VT Basic Materials
  Rydex VT Biotechnology
  Rydex VT Commodities
  Rydex VT Consumer Products
  Rydex VT Dynamic Dow

  Rydex VT Dynamic OTC
  Rydex VT Dynamic S&P 500
  Rydex VT Dynamic Strengthening Dollar
  Rydex VT Dynamic Weakening Dollar
  Rydex VT Electronics
  Rydex VT Energy
  Rydex VT Energy Services
  Rydex VT Europe Advantage
  Rydex VT Financial Services
  Rydex VT Government Long Bond Advantage
  Rydex VT Health Care
  Rydex VT Internet
  Rydex VT Inverse Dynamic Dow
  Rydex VT Inverse Government Long Bond
  Rydex VT Inverse Mid Cap
  Rydex VT Inverse OTC
  Rydex VT Inverse Russell 2000©
  Rydex VT Inverse S&P 500
  Rydex VT Japan Advantage

  Rydex VT Large Cap Growth
  Rydex VT Large Cap Value
  Rydex VT Leisure
  Rydex VT Mid Cap Advantage
  Rydex VT Mid Cap Growth
  Rydex VT Mid Cap Value
  Rydex VT Nova
  Rydex VT OTC
  Rydex VT Precious Metals
  Rydex VT Real Estate
  Rydex VT Retailing
  Rydex VT Russell 2000© Advantage
  Rydex VT Sector Rotation
  Rydex VT Small Cap Growth
  Rydex VT Small Cap Value
  Rydex VT Technology
  Rydex VT Telecommunications
  Rydex VT Transportation
  Rydex VT U.S. Government Money Market
  Rydex VT Utilities
  SBL Global
  SBL Small Cap Value
  Wells Fargo Advantage Opportunity VT

*Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."

The table "Objectives for Underlying Funds" is revised to read as follows for the Direxion Dynamic VP HY Bond Fund entry:

Direxion Dynamic VP HY Bond Fund	To maximize total return	Rafferty Asset Management, LLC 500 Fifth Avenue, Suite 415 New York, NY 10110 (Investment Adviser) Transamerica Investment Management, LLC 1150 South Olive Street Los Angeles, CA (Sub-adviser)

Please Retain This Supplement For Future Reference